Semiannual Report

                       INFLATION
                       PROTECTED
                       BOND FUND

                       NOVEMBER 30, 2002

                                  [GRAPHIC](R)

     T. ROWE PRICE (R)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Highlights ................................................................   1

Portfolio Manager's Report ................................................   2
    Economy and Interest Rates ............................................   2
    About the Fund ........................................................   3
    Market Activity .......................................................   4
    Outlook ...............................................................   5

Financial Highlights ......................................................   7

Statement of Net Assets ...................................................   8

Statement of Operations ...................................................   9

Statement of Changes in Net Assets ........................................  10

Notes to Financial Statements .............................................  11

About the Fund's Directors and Officers ...................................  14

REPORTS ON THE WEB

SIGN UP FOR OUR E-MAIL PROGRAM, AND YOU CAN BEGIN TO RECEIVE UPDATED FUND REPORTS AND PROSPECTUSES ONLINE RATHER THAN THROUGH THE MAIL. LOG ON TO YOUR ACCOUNT AT WWW.TROWEPRICE.COM FOR MORE INFORMATION.

HIGHLIGHTS
--------------------------------------------------------------------------------

o Economic sluggishness prompted the Federal Reserve to reduce short-term interest rates in early November.

o Treasury inflation-protected securities (TIPS) dipped slightly in the month following your fund's inception, but they have performed well over the last year.

o TIPS can help diversify an investment portfolio because their response to inflation differs from that of conventional Treasuries.

o TIPS appear to be attractive investments, despite current concerns about disinflation and the struggling economic recovery.

PERFORMANCE COMPARISON
---------------------------------------------------

                                              Since
                                          Inception
Period Ended 11/30/02                      10/31/02
---------------------------------------------------
Inflation Protected Bond Fund                -0.34%
---------------------------------------------------
Lehman Brothers
Global Real U.S. TIPS Index                  -0.07
---------------------------------------------------

PRICE AND YIELD
---------------------------------------------------

                                           11/30/02
---------------------------------------------------
Price Per Share                              $9.95
---------------------------------------------------

Dividends Per Share
---------------------------------------------------
     Since Inception                          0.02
     ----------------------------------------------
30-Day Dividend Yield *                       1.84%
---------------------------------------------------
30-Day Standardized
Yield to Maturity                             1.87
---------------------------------------------------

* Dividends earned for the last 30 days of the period are annualized and divided by the fund's net asset value at the end of the period.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

This is our first report since the fund's inception on October 31, 2002, and we would like to welcome all shareholders. Inflation-indexed bond returns were slightly negative in November as interest rates edged higher and investors shifted assets from fixed-income securities to a rebounding stock market. In light of a sluggish economy and low inflation, the Federal Reserve reduced the fed funds target rate from 1.75% to 1.25% to help stimulate economic growth.

     ECONOMY AND INTEREST RATES

          In the early months of 2002, bond yields were rising above their post-September 11, 2001, lows as the consumer-driven economy-- supported by tax cuts, zero-percent auto financing, and vigorous mortgage refinancing activity--seemed to be recovering from the 2001 recession. In fact, the nation's GDP expanded at an annualized rate of 5% in the first quarter.

INTEREST RATE LEVELS

                               [CHART]

                    30-YEAR                 10-YEAR                  5-YEAR
                  TREASURY BOND           TREASURY NOTE           TREASURY NOTE
LABEL           (SOLID 50% BLACK)       (SOLID 100% BLUE)       (DOTTED 50% BLACK)
----------      -----------------       -----------------       ------------------
30/11/2001            5.29                    4.75                     4.06
                      5.47                    5.05                     4.30
                      5.43                    5.03                     4.37
28/02/2002            5.42                    4.88                     4.19
                      5.80                    5.40                     4.84
                      5.59                    5.09                     4.41
31/05/2002            5.62                    5.04                     4.35
                      5.51                    4.80                     4.03
                      5.30                    4.46                     3.45
31/08/2002            4.93                    4.14                     3.22
                      4.67                    3.59                     2.56
                      4.99                    3.89                     2.73
30/11/2002            5.04                    4.21                     3.27

          However, business investment paused during the summer as corporate accounting scandals, lackluster earnings growth, falling stock prices, and an unfriendly corporate financing environment undermined business confidence. Stubbornly high unemployment and growing fears of a military conflict with Iraq contributed to the economic and stock market uncertainty. As a result, investors increasingly sought the relative safety of fixed-income securities, pushing bond prices higher and interest rates to historic lows by early October. Although rates have rebounded slightly since then, as shown in the graph above, the Federal Reserve reduced the fed funds target rate from 1.75%--where it had been since December 2001--to 1.25% in early November.

ABOUT THE FUND

          We are excited about the introduction of the Inflation Protected Bond Fund. Treasury inflation-protected securities (TIPS), which range in maturity from five to 30 years, form the foundation of this fund.
          T. Rowe Price's fixed-income portfolio management team has closely followed the development of the TIPS market since the Treasury Department began issuing them in 1997. Today, the aggregate value of these inflation-indexed securities exceeds $150 billion.

          Over the past five years, we have opportunistically allocated the assets of several other T. Rowe Price fixed-income portfolios to this sector. Our enthusiasm for these bonds, which provide a fixed coupon in addition to a positive adjustment for inflation, stems from their impressive performance to date, both in absolute and relative terms, and their diversification potential within the context of asset allocation strategies.

          While neither a conventional nor an inflation-indexed Treasury security has credit risk, the two respond quite differently to the risk of higher consumer prices. TIPS investors receive compensation for higher inflation, whereas fixed-rate note holders do not. The cost of inflation protection is a lower fixed coupon. The end-of-November yield on a 10-year fixed-rate Treasury note, for example, was 4.21%, which is 1.66% above the yield on the 10-year TIPS. This yield differential reflects the implicit forecast that inflation will average around 1.66% over the next 10 years. Currently, our view is that average annual inflation over the next decade will exceed 1.66%, which makes TIPS, in our view, a relatively attractive diversifier for a long-term portfolio.

          TIPS are quoted in terms of "real" yields. Real yields are the difference between nominal yields and inflation. For example, if a bond's nominal yield is 5% and inflation is 2%, the bond's real yield is 5% minus 2%, or 3%. Before the issuance of TIPS, market participants typically calculated a bond's real yield by subtracting the trailing one-year consumer price index (CPI) from the nominal yield. While useful, this calculation revealed more about the past than the future path of inflation-adjusted yields. In contrast, TIPS with maturities of five, 10, and 30 years provide investors with an opportunity to "lock in" real yields for any of those periods. Removing the risk of inflation from a fixed-rate bond investment can greatly assist the accumulation of wealth and the achievment of financial goals over the long term.

PORTFOLIO CHARACTERISTICS
---------------------------------------------------

Period Ended                               11/30/02
---------------------------------------------------
Weighted Average
Maturity (years)                               13.0
---------------------------------------------------

Weighted Average Effective
Duration (years)                                4.4
---------------------------------------------------

Weighted Average Quality*                       AAA
---------------------------------------------------

* Based on T. Rowe Price research

          Investors gain several advantages from owning shares of the Inflation Protected Bond Fund versus owning an individual TIPS. The fund pays out any inflation accrual once a year in the form of a short-term capital gain. In contrast, holders of individual TIPS do not receive this compensation until the bond matures, even though both fund shareholders and individual TIPS owners owe taxes annually on any inflation accrual. The fund also provides daily liquidity and diversification among the full maturity range of TIPS issues.

          Adding value through active management is one of our main goals. We determine the relative duration of the fund (a measure of its interest rate sensitivity) based on our view of the direction of interest rates. Relative value analysis highlights opportunities to swap between fixed-rate securities and TIPS. (The fund may own up to 20% in conventional fixed-rate securities such as mortgages, high-quality corporates, and U.S. Treasuries.) Concerns about weakness in the U.S. dollar versus other currencies may prompt us to purchase inflation-protected securities issued by other countries, such as Canada, the U.K., and Australia.

REAL RATES ON TIPS

                               [CHART]

                  30-Year            10-Year              5-Year
                   TIPS                TIPS                TIPS
Label        (solid 50% black)   (solid 100% blue)   (dotted 50% black)
----------   -----------------   -----------------   ------------------
30/11/2001         3.44                3.41                 3.09
                   3.50                3.55                 3.29
                   3.53                3.45                 3.07
28/02/2002         3.40                3.23                 2.80
                   3.50                3.31                 2.92
                   3.36                3.08                 2.53
31/05/2002         3.28                3.04                 2.43
                   3.16                3.03                 2.43
                   3.12                2.75                 2.08
31/08/2002         2.80                2.38                 1.70
                   2.68                3.07                 1.23
                   3.01                2.32                 1.53
30/11/2002         2.94                2.55                 1.82

MARKET ACTIVITY

          TIPS have performed well over the past year. Following the lead of the Federal Reserve's accommodative monetary policy and responding to economic uncertainty, real yields declined as much as, or in some cases more than, nominal yields.

          For example, 30-year TIPS' real yield fell 50 basis points (100 basis points equal one percentage point) to 2.94%, while the nominal yield on the 30-year bond fell only 25 basis points, to 5.04%.

          TIPS also benefited from headline inflation that exceeded expectations. One year ago, the yield on the five-year inflation-indexed Treasury note, for example, was 3.09%, whereas the conventional five-year Treasury note yield was 4.06%. The 0.97% difference is referred to as the implied rate of inflation. But actual inflation, as measured by the CPI (which is used to adjust the value of TIPS) was 2.1% for the 12 months ended October 31, which helped boost TIPS returns.

OUTLOOK

          The underpinnings for a cyclical recovery are substantially in place. Inventories are lean, capital expenditures and payrolls have been trimmed, productivity is surging, and interest rates are at or near 40-year lows. Early readings indicate that third-quarter gross domestic product (GDP) grew at an annualized rate of 4%, and full-year real GDP may be as high as 3%.

          Although the economic backdrop is encouraging, the Federal Reserve is worried enough to keep short-term rates very low. The Fed is especially concerned about falling goods prices and slowing increases in service prices and is also keeping an eye on heavy corporate and individual debt loads. Claims of accounting fraud and corporate malfeasance notwithstanding, many problems in the credit markets in 2002 stemmed from excessive leverage and little top-line corporate revenue growth. Job and real income growth also remain critical for consumers who save very little and continue to borrow.

          Disinflation (a slowing in the rate of inflation) and deflation (falling prices throughout the economy) are not good for inflation-indexed securities. For TIPS, lower inflation would remove a source of added income and principal accretion. However, the Fed is committed to assuring a solid recovery, and its actions make further disinflation less likely. TIPS values already assume that inflation will be low, which is also a plus. Given our positive view of the economy, we find TIPS an attractive investment both in the near term and for longer-term portfolios.

          Respectfully submitted,

          /s/ Daniel Shackelford

          Daniel Shackelford
          Chairman of the fund's Investment Advisory Committee

          December 17, 2002

          The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS              For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                                   10/31/02
                                                                                    Through
                                                                                   11/30/02

     NET ASSET VALUE
     Beginning of period                                                           $  10.00
                                                                                   --------
     Investment activities
       Net investment income (loss)                                                    0.03*
       Net realized and unrealized gain (loss)                                        (0.06)
                                                                                   --------

     Total from investment activities                                                 (0.03)
                                                                                   --------

     Distributions
       Net investment income                                                          (0.02)
                                                                                   --------

     NET ASSET VALUE
     END OF PERIOD                                                                 $   9.95
                                                                                   ========

     RATIOS/SUPPLEMENTAL DATA

     TOTAL RETURN^                                                                    (0.34)%*
     --------------------------------------------------------------------------------------
     Ratio of total expenses to average
     net assets                                                                        0.50%*[dagger]
     --------------------------------------------------------------------------------------
     Ratio of net investment income (loss)
     to average net assets                                                             3.35%*[dagger]
     --------------------------------------------------------------------------------------
     Portfolio turnover rate                                                           17.2%[dagger]
     --------------------------------------------------------------------------------------
     Net assets, end of period
     (in thousands)                                                                $  4,538
     --------------------------------------------------------------------------------------

       ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
       * Excludes expenses in excess of a 0.50% contractual expense limitation in effect through 9/30/04.

[dagger]  Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002

STATEMENT OF NET ASSETS                                             PAR/SHARES          VALUE
---------------------------------------------------------------------------------------------
                                                                            In thousands
     U.S. GOVERNMENT OBLIGATIONS 97.8%

     U.S. Treasury Bonds
             3.875%, 4/15/29                                          $  1,222       $  1,431
     ----------------------------------------------------------------------------------------
     U.S. Treasury Notes
             3.00%, 7/15/12                                                891            925
             --------------------------------------------------------------------------------
             3.625%, 1/15/08                                             1,456          1,558
             --------------------------------------------------------------------------------
             4.25%, 1/15/10                                                473            526
     ----------------------------------------------------------------------------------------
     Total U.S. Government Obligations (Cost $4,471)                                    4,440
                                                                                     --------

     MONEY MARKET FUNDS 6.8%

     T. Rowe Price Government Reserve Investment Fund, 1.30% #             309            309
     ----------------------------------------------------------------------------------------
     Total Money Market Funds (Cost $309)                                                 309
                                                                                     --------

TOTAL INVESTMENTS IN SECURITIES
104.6% of Net Assets (Cost $4,780)                                                   $  4,749

Other Assets Less Liabilities

Including $261 payable for investment securities purchased                               (211)
                                                                                     --------

NET ASSETS                                                                           $  4,538
                                                                                     ========
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                                           $      4
Net unrealized gain (loss)                                                                (31)
Paid-in-capital applicable to 455,999 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized                        4,565
                                                                                     --------

NET ASSETS                                                                           $  4,538
                                                                                     ========

NET ASSET VALUE PER SHARE                                                            $   9.95
                                                                                     ========

     # Seven-day yield

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                          10/31/02
                                                                           Through
                                                                          11/30/02
     INVESTMENT INCOME (LOSS)
     Income
       Interest                                                           $      6
       Other                                                                     4
                                                                          --------
       Total income                                                             10
                                                                          --------

     Expenses
       Custody and accounting                                                   10
       Registration                                                              4
       Legal and audit                                                           2
       Reimbursed by manager                                                   (15)
                                                                          --------
       Total expenses                                                            1
                                                                          --------
     Net investment income (loss)                                                9
                                                                          --------

     REALIZED AND UNREALIZED GAIN (LOSS)
     Change in net unrealized gain (loss) on securities                        (31)
                                                                          --------

     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                               $    (22)
                                                                          ========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                          10/31/02
                                                                             Ended
                                                                          11/30/02
     INCREASE (DECREASE) IN NET ASSETS
     Operations
       Net investment income (loss)                                       $      9
       Change in net unrealized gain (loss)                                    (31)
                                                                          --------
       Increase (decrease) in net assets from operations                       (22)
                                                                          --------

     Distributions to shareholders
       Net investment income                                                    (5)
                                                                          --------

     Capital share transactions *
       Shares sold                                                           4,519
       Distributions reinvested                                                  5
       Shares redeemed                                                         (59)
                                                                          --------
       Increase (decrease) in net assets from capital
       share transactions                                                    4,465
                                                                          --------

     NET ASSETS
     Increase (decrease) during period                                       4,438
     Beginning of period                                                       100
                                                                          --------
     END OF PERIOD                                                        $  4,538
                                                                          ========

    *Share information
       Shares sold                                                             451
       Distributions reinvested                                                  1
       Shares redeemed                                                          (6)
                                                                          --------
       Increase (decrease) in shares outstanding                               446

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

          T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 2002. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

          The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

          VALUATION Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

          Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

          PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for financial reporting purposes.

          OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

          Purchases and sales of U.S. government securities aggregated $4,133,000 and $61,000, respectively, for the period ended November 30, 2002.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

          No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

          At November 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $4,780,000. Net unrealized loss aggregated $31,000 at period-end, of which $2,000 related to appreciated investments and $33,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

          The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At November 30, 2002, the effective annual group fee rate was 0.32%.

          Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2004, which would cause the fund's ratio of total expenses to average net assets to exceed 0.50%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------

          expenses have declined sufficiently to allow reimbursement without causing fund's ratio of total expenses to average net assets to exceed 0.50%. Pursuant to this agreement, $1,000 of management fees were not accrued by the fund for the period ended November 30, 2002, and $15,000 of other fund expenses were borne by the manager. At November 30, 2002, unaccrued fees and expenses in the amount of $16,000 remain subject to reimbursement by the fund through September 30, 2006.

          In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $9,000 for the period ended November 30, 2002, of which $9,000 was payable at period-end.

          The fund may invest in the T. Rowe Price Reserve Investment Fund and
          T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the period ended November 30, 2002, are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------

ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

INDEPENDENT DIRECTORS

NAME
(DATE OF BIRTH)             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
YEAR ELECTED*               DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
--------------------------------------------------------------------------------------------------
Calvin W. Burnett, Ph.D.    President, Coppin State College; Director, Provident Bank of Maryland
(3/16/32)
2002
--------------------------------------------------------------------------------------------------
Anthony W. Deering          Director, Chairman of the Board, President, and Chief Executive
(1/28/45)                   Officer, The Rouse Company, real estate developers
2002
--------------------------------------------------------------------------------------------------
Donald W. Dick, Jr.         Principal, EuroCapital Advisors, LLC, an acquisition and management
(1/27/43)                   advisory firm
2002
--------------------------------------------------------------------------------------------------
David K. Fagin              Director, Dayton Mining Corp. (6/98 to present), Golden Star Resources
(4/9/38)                    Ltd., and Canyon Resources Corp. (5/00 to present); Chairman and
2002                        President, Nye Corp.
--------------------------------------------------------------------------------------------------
F. Pierce Linaweaver        President, F. Pierce Linaweaver & Associates, Inc., consulting
(8/22/34)                   environmental and civil engineers
2002
--------------------------------------------------------------------------------------------------
Hanne M. Merriman           Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren
(11/16/41)                  Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways
2002                        Group, Inc.
--------------------------------------------------------------------------------------------------
John G. Schreiber           Owner/President, Centaur Capital Partners, Inc., a real estate
(10/21/46)                  investment company; Senior Advisor and Partner, Blackstone Real Estate
2002                        Advisors, L.P.; Director, AMLI Residential Properties Trust, Host
                            Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------------------------
Hubert D. Vos               Owner/President, Stonington Capital Corp., a private investment
(8/2/33)                    company
2002
--------------------------------------------------------------------------------------------------

* Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)

NAME
(DATE OF BIRTH)             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
YEAR ELECTED*               DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
----------------------------------------------------------------------------------------------------
Paul M. Wythes              Founding Partner, Sutter Hill Ventures, a venture capital limited
(6/23/33)                   partnership, providing equity capital to young high-technology companies
2002                        throughout the United States; Director, Teltone Corp.
----------------------------------------------------------------------------------------------------

* Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

INSIDE DIRECTORS

NAME
(DATE OF BIRTH)
YEAR ELECTED**
[NUMBER OF T. ROWE PRICE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
PORTFOLIOS OVERSEEN]        DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
--------------------------------------------------------------------------------------------------
William T. Reynolds         Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(5/26/48)                   Inc.; Director, T. Rowe Price Global Asset Management Limited
2002
[38]
--------------------------------------------------------------------------------------------------
James S. Riepe              Director and Vice President, T. Rowe Price; Vice Chairman of the
(6/25/43)                   Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2002                        Chairman of the Board and Director, T. Rowe Price Global Asset
[105]                       Management Limited, T. Rowe Price Investment Services, Inc.
                            T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
                            Services, Inc.; Chairman of the Board, Director, President, and Trust
                            Officer, T. Rowe Price Trust Company; Director, T. Rowe Price
                            International, Inc., and T. Rowe Price Global Investment Services
                            Limited; Chairman of the Board, Inflation Protected Bond Fund
--------------------------------------------------------------------------------------------------
M. David Testa              Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(4/22/44)                   Vice Chairman of the Board, Chief Investment Officer, Director, and
2002                        Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price
[105]                       Global Asset Management Limited, T. Rowe Price Global Investment
                            Services Limited, and T. Rowe Price International, Inc.; Director and
                            Vice President, T. Rowe Price Trust Company
--------------------------------------------------------------------------------------------------

** Each inside director serves until the election of a successor.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------

OFFICERS

NAME (DATE OF BIRTH)
TITLE AND FUND(S) SERVED                          PRINCIPAL OCCUPATION(S)
--------------------------------------------------------------------------------------------------
Connice A. Bavely (3/5/51)                        Vice President, T. Rowe Price and T. Rowe Price
Vice President, Inflation Protected Bond Fund     Group, Inc.
--------------------------------------------------------------------------------------------------
Brian J. Brennan (7/14/64)                        Vice President, T. Rowe Price and T. Rowe Price
Vice President, Inflation Protected Bond Fund     Group, Inc.
--------------------------------------------------------------------------------------------------
Jennifer A. Callaghan (5/6/69)                    Assistant Vice President, T. Rowe Price
Assistant Vice President, Inflation Protected
Bond Fund
--------------------------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)                      Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Inflation Protected Bond Fund          Group, Inc., and T. Rowe Price Investment
                                                  Services, Inc.
--------------------------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)                       Director and Vice President, T. Rowe Price
Vice President, Inflation Protected Bond Fund     Group, Inc., T. Rowe Price Investment Services,
                                                  Inc., T. Rowe Price Services, Inc., and T. Rowe
                                                  Price Trust Company; Vice President, T. Rowe
                                                  Price, T. Rowe Price International, Inc., and
                                                  T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------------------------
Alan D. Levenson (7/17/58)                        Vice President, T. Rowe Price and T. Rowe Price
Vice President, Inflation Protected Bond Fund     Group, Inc.; formerly Senior Vice President and
                                                  Director of Research, Aubrey G. Lanston & Co.,
                                                  Inc.
--------------------------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)                     Assistant Vice President, T. Rowe Price and
Secretary, Inflation Protected Bond Fund          T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------------------------
Cheryl A. Mickel (1/11/67)                        Vice President, T. Rowe Price and T. Rowe Price
Vice President, Inflation Protected Bond Fund     Group, Inc.
--------------------------------------------------------------------------------------------------
David S. Middleton (1/18/56)                      Vice President, T. Rowe Price, T. Rowe Price
Controller, Inflation Protected Bond Fund         Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------------------------
Mary J. Miller (7/19/55)                          Vice President, T. Rowe Price and T. Rowe Price
Vice President, Inflation Protected Bond Fund     Group, Inc.
--------------------------------------------------------------------------------------------------
Edmund M. Notzon (10/1/45)                        Vice President, T. Rowe Price, T. Rowe Price
Vice President, Inflation Protected Bond Fund     Group, Inc., T. Rowe Price Investment Services,
                                                  Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------------------------
Vernon A. Reid, Jr. (5/15/54)                     Vice President, T. Rowe Price and T. Rowe Price
Vice President, Inflation Protected Bond Fund     Group, Inc.
--------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)

NAME (DATE OF BIRTH)
TITLE AND FUND(S) SERVED                          PRINCIPAL OCCUPATION(S)
--------------------------------------------------------------------------------------------------
Daniel O. Shackelford (3/11/58)                   Vice President, T. Rowe Price, T. Rowe Price
President, Inflation Protected Bond Fund          Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

          INVESTMENT SERVICES AND INFORMATION

          KNOWLEDGEABLE SERVICE REPRESENTATIVES

              BY PHONE 1-800-225-5132. Available Monday through Friday from
              7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

              IN PERSON. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

          ACCOUNT SERVICES

              AUTOMATED 24-HOUR SERVICES INCLUDING TELE*ACCESS(R) and Account Access through the T. Rowe Price Web site on the Internet.
              Address: www.troweprice.com.

              AUTOMATIC INVESTING. From your bank account or paycheck.

              AUTOMATIC WITHDRAWAL. Scheduled, automatic redemptions.

              IRA REBALANCING. Ensuring that your accounts reflect your desired asset allocation.

          BROKERAGE SERVICES *

              INDIVIDUAL INVESTMENTS. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

          INVESTMENT INFORMATION

              CONSOLIDATED STATEMENT. Overview of all of your accounts.

              SHAREHOLDER REPORTS. Manager reviews of their strategies and results.

              T. ROWE PRICE REPORT. Quarterly investment newsletter.

              PERFORMANCE UPDATE. Quarterly review of all T. Rowe Price fund results.

              INSIGHTS. Educational reports on investment strategies and markets.

              INVESTMENT GUIDES. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

            * T. Rowe Price Brokerage is a division of T. Rowe Price Investment
              Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

          T. ROWE PRICE RETIREMENT SERVICES

              T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

              PLANNING TOOLS AND SERVICES
              ------------------------------------------------------------------

              T. ROWE PRICE(R) RETIREMENT INCOME MANAGER* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

              RETIREMENT INCOME CALCULATOR. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

              ROLLOVER INVESTMENT SERVICE* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

              IRA REBALANCING SERVICE. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

              QUALITY INFORMATION. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

              INVESTMENT VEHICLES
              ------------------------------------------------------------------

              INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)
              NO-LOAD VARIABLE ANNUITIES
              SMALL BUSINESS RETIREMENT PLANS

             *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

          www.troweprice.com

              ACCOUNT INFORMATION
              ------------------------------------------------------------------

              ACCOUNT ACCESS allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

              ACCOUNTMINDER is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

              FINANCIAL TOOLS AND CALCULATORS
              ------------------------------------------------------------------

              COLLEGE INVESTMENT CALCULATOR. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

              MORNINGSTAR(R) PORTFOLIO TRACKER(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

              INVESTMENT STRATEGY PLANNER. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

              RETIREMENT INCOME CALCULATOR. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

              INVESTMENT TRACKING AND INFORMATION
              ------------------------------------------------------------------

              MY TRP e-UPDATES. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

              MORNINGSTAR(R) PORTFOLIO WATCHLIST(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

              MORNINGSTAR(R) PORTFOLIO X-RAY(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE COLLEGE PLANNING
--------------------------------------------------------------------------------

          COLLEGE PLANNING

              With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

              T. ROWE PRICE COLLEGE SAVINGS PLAN. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

              We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

              EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

              COLLEGE INVESTMENT CALCULATOR. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

              COLLEGE PLANNING BASICS. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
--------------------------------
DOMESTIC
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*[dagger]
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
--------------------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
--------------------------------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEYMARKET FUNDS[dagger][dagger]
---------------------------------
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------------
STOCK
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery[dagger]
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

BOND
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

               * T. Rowe Price Advisor Class available for these funds. The
                 T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or
                 T. Rowe Price at 1-877-804-2315.

        [dagger] Closed to new investors.

[dagger][dagger] Investments in the funds are not insured or guaranteed by the
                 FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

                                         T. Rowe Price Investment Services, Inc.
      T.ROWEPRICE [LOGO](R)              100 East Pratt Street
      INVEST WITH CONFIDENCE             Baltimore, MD 21202